Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - Cik 0001821171_qell acquisition corp Member - Class A ordinary shares	5 Months Ended
Dec. 31, 2020 $ / shares shares
Basic and diluted weighted average shares outstanding, ordinary shares | shares	37,950,000
Basic and diluted net loss per ordinary share | $ / shares	$ 0.00